REVENUE - Summary of revenue by Sales Channels Wise (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Gross revenue	R$ 47,108,702	R$ 51,642,876	R$ 47,697,618
Returns and cancellations	(636,642)	(644,693)	(617,140)
Commercial discounts and rebates	(1,123,746)	(1,238,667)	(1,062,204)
Taxes on sales	(8,998,691)	(9,594,829)	(9,096,294)
Subtotal	(10,759,079)	(11,478,189)	(10,775,638)
Total net revenue	36,349,623	40,164,687	36,921,980
Direct Selling [member]
Revenue:
Gross revenue	34,665,365	38,529,367	37,607,816
Retail [member]
Revenue:
Gross revenue	6,049,381	6,231,776	3,959,008
Online [member]
Revenue:
Gross revenue	3,129,568	3,412,849	3,061,239
Other sales [member]
Revenue:
Gross revenue	R$ 3,264,388	R$ 3,468,884	R$ 3,069,555